UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2002

Check here if Amendment [ ];   Amendment Number:
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Cabot Money Management, Inc.
Address:  P.O. Box 150
          216 Essex Street
          Salem, MA   01970

Form 13F File Number: 28-5694

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert T. Lutts
Title:   President
Phone:   1-978-745-9233

Signature, Place, and Date of Signing:
Robert T. Lutts                  Salem, MA                 2/4/2003
[Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.    (Check here if all holdings of this
       reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 42

Form 13F Information Table Value Total: $85,374
                                       (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 		Form 13F File Number 		Name

None



                                 Title       CUSIP         Value      Shares        Invsmnt  Discret     Other    Voting Authority
                                Of Class                  (x1000)                    Sole      Shared    Mgrs     Sole  Shared None

Apollo Group Inc - CL A           CL A     037604105       2,644       60,102                                    60,102
Bank of America                   COM      060505104         718       10,322                                    10,322
Berkshire Hathaway In. CL B    464287200   084670207       3,307        1,365                                     1,365
Blackrock Inc                     CLA      09247X101       1,591       40,385                                    40,385
Brown & Brown Inc.                COM      115236101       1,458       45,100                                    45,100
Burlington Coat Factory           COM      121579106       1,105       61,550                                    61,550
Choicepoint                       COM      170388102       1,534       38,846                                    38,846
Dentsply Intl Inc                 COM      249030107       1,498       40,265                                    40,265
Diamonds Tr UT Ser 1           UNIT SER 1  252787106       5,826       69,765                                    69,765
Diebold Inc                       COM      253651103       4,190      101,657                                   101,657
Eaton Vance Insured Muni Bnd      COM      27827X101         208       15,480                                    15,480
Encana Corp                       COM      292505104       3,278      105,405                                   105,405
Expeditors Intl Wash Inc.         COM      302130109       3,050       93,400                                    93,400
Exxon Mobil Corp                  COM      30231G102       1,628       46,581                                    46,581
Fifth Third Bancorp               COM      316773100       1,465       25,025                                    25,025
First Health Group                COM      320960107       2,251       92,425                                    92,425
General Dynamics Corp             COM      369550108       2,873       36,191                                    36,191
General Electric                  COM      369604103         259       10,618                                    10,618
Hospitality Pptys Trst            COM      44106M102         202        5,725                                     5,725
Imperial Oil LTD                  COM      453038408         523       18,221                                    18,221
Ishares Trust S&P 500         S7P 500 INDE 464287200       2,118       23,975                                    23,975
Ishares Russell 1000 Index    RUSSELL 1000 464287622       3,852       82,451                                    82,451
IShares TR Russell 3000 GrowthRUSL 3000 GR 464287671       4,397      150,480                                   150,480
Kopin Corp                        COM      500600101          43       11,000                                    11,000
Lincare Holdings                  COM      532791100       2,543       80,435                                    80,435
MFS Charter Incm Tr            SH BEN INT  552727109       1,022      122,735                                   122,735
MFS Intermediate Inc Trust     SH BEN INT  55273C107       1,625      229,152                                   229,152
MSC Software                      COM      553531104         120       15,600                                    15,600
Mattel                            COM      577081102       3,553      185,523                                   185,523
Microsoft                         COM      594918104       2,093       40,477                                    40,477
Moodys Corp.                      COM      615369105       3,025       73,270                                    73,270
Mylan Labs                        COM      628530107       1,474       42,235                                    42,235
Nortel Networks                   COM      656568102          30       18,348                                    18,348
Open Wave Systems                 COM      683718100          50       25,000                                    25,000
Oxford Health Plans Inc.          COM      691471106       1,170       32,110                                    32,110
Pfizer                            COM      717081103         788       25,786                                    25,786
S & P Dpstry Rpts              UNIT SER 1  78462F103       8,608       97,561                                    97,561
Teva Pharmaceutical Industry-A    ADR      881624209       2,107       54,581                                    54,581
United Parcel Cl B                CL B     911312106       2,481       39,333                                    39,333
Varian Medical Systems Inc.       COM      92220P105       2,555       51,505                                    51,505
Verizon Communications            COM      92343V104         239        6,165                                     6,165
Waste Mgt. Inc Del                COM      94106L109       1,874       81,770                                    81,770

TOTAL                                                     85,374    2,407,918                                 2,407,918